INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory

	March 31, 2022	December 31, 2021
	(Unaudited)
	$	$
Raw materials	99,263	97,163
Work in process	1,519,001	1,391,518
Total	1,618,264	1,488,681